11. NON-FINANCIAL ASSETS AND LIABILITIES (Details 1) - ARS ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment depreciation, beginning	$ (51,187)	$ (46,227)
Decreases	325	5,349
Impairment	893	0
Depreciation for the year	(8,543)	(10,309)
Property, plant and equipment depreciation, ending	(58,512)	(51,187)
Net book value	125,005	111,571
Land
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment depreciation, beginning	0
Decreases	0
Impairment	0
Depreciation for the year	0
Property, plant and equipment depreciation, ending	0	0
Net book value	820	818
Buildings
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment depreciation, beginning	(2,544)
Decreases	35
Impairment	0
Depreciation for the year	(294)
Property, plant and equipment depreciation, ending	(2,803)	(2,544)
Net book value	5,011	4,953
Equipment and machinery
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment depreciation, beginning	(12,126)
Decreases	0
Impairment	120
Depreciation for the year	(2,454)
Property, plant and equipment depreciation, ending	(14,460)	(12,126)
Net book value	25,146	24,443
High, medium and low voltage lines
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment depreciation, beginning	(11,250)
Decreases	247
Impairment	0
Depreciation for the year	(1,169)
Property, plant and equipment depreciation, ending	(12,172)	(11,250)
Net book value	25,889	25,179
Substations
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment depreciation, beginning	(3,571)
Decreases	1
Impairment	0
Depreciation for the year	(404)
Property, plant and equipment depreciation, ending	(3,974)	(3,571)
Net book value	9,795	9,900
Transforming chamber and platforms
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment depreciation, beginning	(1,940)
Decreases	23
Impairment	0
Depreciation for the year	(243)
Property, plant and equipment depreciation, ending	(2,160)	(1,940)
Net book value	5,699	5,592
Meters
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment depreciation, beginning	(2,698)
Decreases	1
Impairment	0
Depreciation for the year	(304)
Property, plant and equipment depreciation, ending	(3,001)	(2,698)
Net book value	4,889	4,818
Wells
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment depreciation, beginning	(10,165)
Decreases	0
Impairment	0
Depreciation for the year	(1,922)
Property, plant and equipment depreciation, ending	(12,087)	(10,165)
Net book value	9,087	8,415
Mining property
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment depreciation, beginning	(3,512)
Decreases	0
Impairment	0
Depreciation for the year	(993)
Property, plant and equipment depreciation, ending	(4,505)	(3,512)
Net book value	5,564	5,398
Vehicles
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment depreciation, beginning	(441)
Decreases	16
Impairment	0
Depreciation for the year	(167)
Property, plant and equipment depreciation, ending	(592)	(441)
Net book value	221	200
Furniture and fixtures and software equipment
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment depreciation, beginning	(1,489)
Decreases	2
Impairment	0
Depreciation for the year	(341)
Property, plant and equipment depreciation, ending	(1,828)	(1,489)
Net book value	704	680
Communication equipments
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment depreciation, beginning	(357)
Decreases	0
Impairment	0
Depreciation for the year	(21)
Property, plant and equipment depreciation, ending	(378)	(357)
Net book value	176	178
Materials and spare parts
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment depreciation, beginning	(57)
Decreases	0
Impairment	0
Depreciation for the year	(11)
Property, plant and equipment depreciation, ending	(68)	(57)
Net book value	1,154	1,011
Refining and distribution industrial complex
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment depreciation, beginning	(74)
Decreases	0
Impairment	0
Depreciation for the year	(19)
Property, plant and equipment depreciation, ending	(93)	(74)
Net book value	270	258
Petrochemical Industrial Complex
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment depreciation, beginning	(834)
Decreases	0
Impairment	773
Depreciation for the year	(195)
Property, plant and equipment depreciation, ending	(256)	(834)
Net book value	302	1,453
Work in progress
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment depreciation, beginning	0
Decreases	0
Impairment	0
Depreciation for the year	0
Property, plant and equipment depreciation, ending	0	0
Net book value	29,523	17,155
Advances to suppliers
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment depreciation, beginning	0
Decreases	0
Impairment	0
Depreciation for the year	0
Property, plant and equipment depreciation, ending	0	0
Net book value	722	1,081
Other goods
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment depreciation, beginning	(129)
Decreases	0
Impairment	0
Depreciation for the year	(6)
Property, plant and equipment depreciation, ending	(135)	(129)
Net book value	$ 33	$ 39